Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net income (loss)		$ 8,853
Less: Income attributable to common stock subject to possible redemption		(1,676,357)
Adjusted net loss		$ (1,667,504)
Weighted average shares outstanding, basic and diluted	[1]	2,961,370	3,125,000
Basic and diluted loss per common share	[2]	$ (0.56)	$ (0.00)

[1]	Excludes an aggregate of 13,820,208 shares of common stock subject to possible redemption at December 31, 2019.
[2]	Loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $1,676,357 for the year ended December 31, 2019.